COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

The following commitments and contingencies all relate to the subsidiaries that were disposed of in March 2026.

Commitments

(a) Capital commitments

As of December 31, 2025, the Company’s PRC subsidiaries had several capital commitments with a total contract amount of US$45.21 million, of which US$85,799 is due within one year. The capital commitment includes but is not limited to construction, equipment, and molds and tooling.

(b) Parts purchase commitment

During the year ended December 31, 2025, the Company’s PRC subsidiaries did not enter into new trial production and development agreements.

As of December 31, 2025, the Company’s PRC subsidiaries had various agreements with various suppliers for production and development. The balance of the contractual commitments was approximately US$1.12 million and US$2.27 million as of December 31, 2025 and 2024, respectively. The Company’s PRC subsidiaries expects to meet the commitment. However, the fulfillment of commitment cannot be guaranteed. If the Company’s PRC subsidiaries cannot fulfill the commitment before the due date, a loss must be recognized. However, the loss amount, if any, cannot be reasonably estimated as of December 31, 2025.

DIGITAL CURRENCY X TECHNOLOGY INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 and 2023

(Amounts in thousands of US$, except for number of shares and per share data)

Contingencies

Legal proceedings

As of December 31, 2025, a significant portion of the Company’s PRC subsidiaries’ legal proceedings relate to contractual disputes with ongoing enforcement actions, including asset seizures and bank account restrictions.

For cases with final judgments, liabilities have been recognized based on outstanding principal and accrued interest. For other pending cases, provisions are recognized only when losses are probable and reasonably estimable; otherwise, they are disclosed as contingencies.

Subsequently, in March 2026, the acquirer agreed under the SPA to assume certain liabilities of the disposed subsidiaries. As this event occurred after the reporting date and does not legally extinguish the Company’s obligations as of December 31, 2025, no derecognition has been recorded. The arrangement has been considered in subsequent event evaluation and may affect the ultimate settlement of these obligations. The Company will reassess the accounting impact, including any extinguishment or modification of liabilities, in the period when the legal transfer becomes effective.